SCHEDULE OF SHORT-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Secured short-term loans	$ 8,547,509	$ 7,203,762
Total short-term bank loans	$ 8,547,509	$ 7,203,762